Restructuring and Merger and Acquisition-Related Costs	12 Months Ended
Dec. 31, 2017
Restructuring Charges [Abstract]
Restructuring and Merger and Acquisition-Related Costs
5) RESTRUCTURING AND MERGER AND ACQUISITION-RELATED COSTS
During the year ended December 31, 2017, in a continued effort to reduce its cost structure, the Company initiated restructuring plans across several of its businesses, primarily for the reorganization of certain business operations. As a result, the Company recorded restructuring charges of $63 million, reflecting $54 million of severance costs and $9 million of costs associated with exiting contractual obligations and other related costs. During the year ended December 31, 2016, the Company recorded restructuring charges of $30 million, reflecting $19 million of severance costs and $11 million of costs associated with exiting contractual obligations and other related costs. During the year ended December 31, 2015, the Company recorded restructuring charges of $45 million, reflecting $24 million of severance costs and $21 million of costs associated with exiting contractual obligations and other related costs. As of December 31, 2017, the cumulative settlements for the 2017, 2016, and 2015 restructuring charges were $68 million, of which $45 million was for severance costs and $23 million related to costs associated with exiting contractual obligations and other related costs. The Company expects to substantially utilize its restructuring reserves by the end of 2018.

	Balance at	2017	2017	Balance at
	December 31, 2016	Charges	Settlements	December 31, 2017
Entertainment	$20	$44	$(18)	$46
Cable Networks	4	—	(3)	1
Publishing	1	5	(3)	3
Local Media	12	12	(7)	17
Corporate	2	2	(1)	3
Total	$39	$63	$(32)	$70

	Balance at	2016	2016	Balance at
	December 31, 2015	Charges	Settlements	December 31, 2016
Entertainment	$19	$16	$(15)	$20
Cable Networks	—	4	—	4
Publishing	—	1	—	1
Local Media	11	6	(5)	12
Corporate	1	3	(2)	2
Total	$31	$30	$(22)	$39

In 2016, the Company incurred professional fees of $8 million associated with merger and acquisition-related activities.